Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

In preparing the consolidated financial statements, management has evaluated all subsequent events and transactions for potential recognition or disclosure through the date the accompanying consolidated financial statements were issued.

Board Representation Agreement

On October 26, 2016, the Company entered into a Board Representation Agreement (“Board Representation Agreement”) with EF Realisation Company Limited (“EF Realisation”). Under the Board Representation Agreement, as long as EFR Guernsey, a wholly-owned subsidiary of EF Realisation and the direct holder of the majority of the Company’s Class A voting common stock, owns 15% or more of the issued and outstanding shares of Class A voting common stock, it has the right to designate up to, but no more than, two directors (each, a “Designee”) to serve on the board of directors of the Company (the “Board”), and for as long as EFR Guernsey owns at least 10% but less than 15% of the issued and outstanding Class A voting common stock, it has the right to designate up to, but no more than, one Designee to serve on the Board. One Designee, as directed by EF Realisation, must serve on each committee of the Board provided that such appointment would not contravene any applicable rules and regulations of the NASDAQ Stock Market or the Securities and Exchange Commission.

Registration Rights Agreement

On October 26, 2016, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with EF Realisation. Pursuant to the Registration Rights Agreement, subject to certain limitations, the Company agreed to register for resale of the Class A voting common stock held by EFR Guernsey (“EF Realisation Stock”). The Company agreed to file a registration statement (the “Registration Statement”) providing for the resale of EF Realisation Stock no later than the earlier of (the “Filing Deadline”): (i) October 26, 2017, and (ii) 30 days after the date the Company first becomes eligible to file a registration statement on Form S-3. The Company agreed to cause the Registration Statement to become effective no later than 120 days after the Filing Deadline.

If a Registration Statement is not effective on or prior to the Filing Deadline, EF Realisation will have certain demand registration rights. Subject to certain exceptions, if at any time the Company proposes to register an offering of equity securities or conduct an underwritten offering of its Class A voting common stock, whether or not for its own account, then the Company must notify EF Realisation of such proposal to allow them to include a specified number of their shares of Class A voting common stock in that registration statement or underwritten offering, as applicable.

The registration rights provided under the Registration Rights Agreement are subject to certain conditions and limitations. The Company agreed to generally pay all registration expenses in connection with its obligations under the Registration Rights Agreement, regardless of whether a registration statement is filed or becomes effective.

Report of Independent Registered Public Accounting Firm

Board of Directors and Shareholders

Lonestar Resources Limited

Fort Worth, Texas

We have audited the accompanying consolidated balance sheets of Lonestar Resources Limited and Subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations and other comprehensive income (loss), changes in stockholders’ equity, and cash flows for each of the two years in the period ended December 31, 2015. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Lonestar Resources Limited and Subsidiaries at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

18. Subsequent Events

In preparing the consolidated financial statements, management has evaluated all subsequent events and transactions for potential recognition or disclosure through the date the accompanying consolidated financial statements were issued.